Stockholders’ Equity (Details) - Part-1 - USD ($)		1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 13, 2022	Aug. 17, 2023	Apr. 20, 2023	Dec. 20, 2022	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 11, 2023	Jul. 19, 2022	Oct. 18, 2021	May 24, 2021	Feb. 24, 2021	Jul. 19, 2019
Stockholders’ Equity (Details) - Part-1 [Line Items]
Common stock, par value (in Dollars per share)																$ 0.001
Reverse stock split, description	1 for 50	1 for 40							On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”).
Company issued shares (in Shares)									4,675		3,707	31
Stock based compensation for consulting services					$ 168,300		$ 250,000	$ 3,719	$ 168,300		$ 507,558	$ 336,117
Restricted stock granted (in Shares)									170
Stock-based compensation expense									$ 24,429		$ 105,049	$ 587,209
Aggregate offering share price				$ 50,000,000
Sale of share price (in Dollars per share)														$ 0.001	$ 3,000
Net proceeds paying commissions									$ 507,016
Preferred stock, shares authorized (in Shares)									3,000,000		3,000,000	3,000,000
Common stock, par value (in Dollars per share)									$ 0.001		$ 0.001	$ 0.001
Preferred stock outstanding (in Shares)									0		0	0		250,000,000				250,000,000
At The Market Offerings [Member]
Stockholders’ Equity (Details) - Part-1 [Line Items]
Sale of shares (in Shares)									8,466
Sale of share price (in Dollars per share)									$ 62.05
Minimum [Member]
Stockholders’ Equity (Details) - Part-1 [Line Items]
Common stock, shares authorized (in Shares)																27,000,000
Aggregate gross sales			$ 0
Maximum [Member]
Stockholders’ Equity (Details) - Part-1 [Line Items]
Common stock, shares authorized (in Shares)																100,000,000
Aggregate gross sales			$ 50,000,000
Common Stock [Member]
Stockholders’ Equity (Details) - Part-1 [Line Items]
Common stock, par value (in Dollars per share)									$ 0.001		$ 0.001	$ 0.001					$ 0.001
Common stock, shares authorized (in Shares)									100,000,000		100,000,000	100,000,000
Common stock issued to exercise of prefunded warrants (in Shares)									(184,374)
Preferred Stock [Member]
Stockholders’ Equity (Details) - Part-1 [Line Items]
Preferred stock, shares authorized (in Shares)									3,000,000
Preferred stock outstanding (in Shares)													250,000,000
Restricted Stock Units [Member]
Stockholders’ Equity (Details) - Part-1 [Line Items]
Company issued shares (in Shares)										413
Restricted stock units (in Shares)									170
Recognized expenses									$ 308,479	$ 253,719
Restricted stock granted (in Shares)									170	291
Restricted stock vested (in Shares)						379			0	379
Stock-based compensation expense										$ 993,462	$ 848,597